Taxation - Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Line Items]
Current income tax (expenses) benefits		¥ 0		¥ 0	¥ 0
Deferred income tax benefits	$ 7,409	50,943	[1]	¥ 0	¥ 0
Total income tax benefits		50,943
CHINA
Income Tax Disclosure [Line Items]
Total income tax benefits		50,943
Non PRC [Member]
Income Tax Disclosure [Line Items]
Total income tax benefits		¥ 0

[1]	For the years ended December 31, 2016 and 2017, the Group has incurred net accumulated operating losses for income tax purposes since inception. As of December 31, 2016 and 2017, the Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets would not be utilized. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2016 and 2017.